LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Long-Term Investments

Long-term investments consist of the following:

	As of December 31,
	2019	2018
Severance-pay funds	$11,860	$13,615
Long-term bank deposit	12,500	12,500
Investments in privately- held companies	15,725	9,830
	$40,085	$35,945